Loans and borrowings (Details) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 23,136	$ 316	₨ 16,441
Pre-shipment credit [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	10,300		10,432
Other working capital borrowings [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 12,836		₨ 6,009